Stock Compensation (Details Narrative) - USD ($)		12 Months Ended
	Dec. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from stock options exercised			$ 78,000
Warrants intrinsic value		$ 0
Employees And Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, outstanding stock options		1,400,108	2,462,820
Number of stock option exercised		50,000	300,000
Stock Options, Outstanding at beginning of year		2,462,820	2,801,270
Weighted-Average Exercise Price, Outstanding at beginning of year		$ 7.68	$ 7.68
Stock Options, Granted
Weighted-Average Exercise Price, Granted
Stock Options, Exercised		(50,000)	(300,000)
Weighted-Average Exercise Price, Exercised		$ 0.26	$ 0.26
Stock Options, Forfeited
Weighted-Average Exercise Price, Forfeited
Stock Options, Expired		(1,012,712)	(38,450)
Weighted-Average Exercise Price, Expired		$ 10.67	$ 14.62
Stock Options, Outstanding at end of year		1,400,108	2,462,820
Weighted-Average Exercise Price, Outstanding at end of year		$ 7.18	$ 7.68
Stock Options, Exercisable at end of year		1,400,108	2,462,820
Weighted-Average Exercise Price, Exercisable at end of year		$ 7.18	$ 7.68
Stock Options, Weighted average fair value of stock options granted
Jennifer Simpson [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	25,000
Shares issued, shares		11,200
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option exercised		50,000	300,000
Proceeds from stock options exercised			$ 78,000
Stock Options, Exercised		(50,000)	(300,000)
Equity Option [Member] | Holders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of stock		21,404
Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock reserved for future issuance		5,000,000
Share-based compensation, outstanding stock options		1,300,000
Shares granted		800,000
Expiration date		Nov. 20, 2018
Stock Options, Outstanding at end of year		1,300,000
Two Thousand Nineteen Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock reserved for future issuance				5,400,000
Share-based compensation, outstanding stock options		500,000
Shares granted		25,000
Expiration date		Nov. 14, 2029
Stock Options, Outstanding at end of year		500,000